Capital World Growth and Income Fund®
Investment portfolio
February 28, 2022
unaudited
Common stocks 94.00% Information technology 18.50%	Shares	Value (000)
Microsoft Corp.	14,158,058	$4,230,286
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	181,178,600	3,857,662
Broadcom, Inc.	6,365,548	3,739,378
ASML Holding NV1	2,579,328	1,700,301
Tokyo Electron, Ltd.[1]	3,146,500	1,553,803
Apple, Inc.	6,571,980	1,085,165
MediaTek, Inc.[1]	12,464,324	494,102
Accenture PLC, Class A	1,457,810	460,697
Keyence Corp.[1]	833,300	396,173
Micron Technology, Inc.	4,114,160	365,584
Capgemini SE1	1,389,880	292,531
Logitech International SA1	3,854,324	288,752
Delta Electronics, Inc.[1]	31,063,717	274,163
Mastercard, Inc., Class A	651,444	235,054
Applied Materials, Inc.	1,742,255	233,811
Fujitsu, Ltd.[1]	1,460,128	213,738
Hexagon AB, Class B1	15,405,452	206,187
Snowflake, Inc., Class A2	743,647	197,557
Advanced Micro Devices, Inc.[2]	1,445,082	178,236
SK hynix, Inc.[1]	1,393,000	144,111
OBIC Co., Ltd.[1]	899,500	143,993
Worldline SA, non-registered shares[1,2]	2,577,929	132,360
Ceridian HCM Holding, Inc.[2]	1,811,527	132,078
TE Connectivity, Ltd.	771,817	109,930
NortonLifeLock, Inc.	3,715,861	107,686
ServiceNow, Inc.[2]	181,874	105,472
GlobalWafers Co., Ltd.[1]	4,000,000	98,540
RingCentral, Inc., Class A2	692,264	90,576
PagSeguro Digital, Ltd., Class A2	5,494,101	87,576
Samsung Electronics Co., Ltd.[1]	1,412,898	85,246
EPAM Systems, Inc.[2]	292,622	60,792
Nomura Research Institute, Ltd.[1]	1,661,648	58,029
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[2]	61,952	43,008
Shopify, Inc., Class A, subordinate voting shares[2]	14,000	9,720
SS&C Technologies Holdings, Inc.	586,767	43,990
Atlassian Corp. PLC, Class A2	116,734	35,688
Adobe, Inc.[2]	60,981	28,520
Zscaler, Inc.[2]	41,100	9,829
Stripe, Inc., Class B1,2,3,4	192,531	7,763
		21,538,087
Financials 15.64%
Kotak Mahindra Bank, Ltd.[1]	50,400,715	1,240,505
Toronto-Dominion Bank (CAD denominated)	14,602,385	1,178,329
Zurich Insurance Group AG1	2,543,836	1,162,377
CME Group, Inc., Class A	4,301,704	1,017,482
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
ING Groep NV1	67,405,974	$787,260
AIA Group, Ltd.[1]	75,360,327	783,574
JPMorgan Chase & Co.	5,440,296	771,434
B3 SA-Brasil, Bolsa, Balcao	222,548,775	629,843
Wells Fargo & Company	10,889,770	581,187
DNB Bank ASA[1]	23,812,083	533,263
HDFC Bank, Ltd.[1]	24,847,552	472,288
HDFC Bank, Ltd. (ADR)	874,468	54,366
KBC Groep NV1	7,003,605	505,522
PNC Financial Services Group, Inc.	2,265,274	451,356
Ping An Insurance (Group) Company of China, Ltd., Class H1	55,027,500	425,332
Ping An Insurance (Group) Company of China, Ltd., Class A1	1,466,988	11,858
Blackstone, Inc., nonvoting shares	3,147,061	401,156
Nasdaq, Inc.	2,280,477	390,304
HDFC Life Insurance Company, Ltd.[1]	54,729,732	381,108
Intercontinental Exchange, Inc.	2,856,906	366,027
Discover Financial Services	2,581,702	318,685
Macquarie Group, Ltd.[1]	2,266,575	299,397
Banco Santander, SA1	84,953,138	283,052
Chubb, Ltd.	1,363,092	277,580
American International Group, Inc.	4,483,196	274,551
Lufax Holding, Ltd. (ADR)[2]	39,959,370	258,537
BlackRock, Inc.	344,064	255,946
Tradeweb Markets, Inc., Class A	2,778,277	234,709
Citigroup, Inc.	3,624,738	214,693
Hong Kong Exchanges and Clearing, Ltd.[1]	4,438,600	213,856
Deutsche Bank AG1,2	16,422,111	207,508
S&P Global, Inc.	551,875	207,339
China Merchants Bank Co., Ltd., Class H1	24,127,500	203,607
Bank of America Corp.	3,985,944	176,179
Barclays PLC[1]	64,662,700	156,280
Berkshire Hathaway, Inc., Class B2	472,091	151,754
Aon PLC, Class A	511,000	149,284
Ares Management Corp., Class A	1,655,413	134,237
Fifth Third Bancorp	2,706,800	129,493
FinecoBank SpA[1]	7,743,726	129,159
DBS Group Holdings, Ltd.[1]	5,015,700	125,887
BNP Paribas SA1	2,147,455	124,420
Moody’s Corp.	373,579	120,304
Morgan Stanley	1,315,858	119,401
Apollo Asset Management, Inc.	1,828,207	119,309
Legal & General Group PLC[1]	31,657,628	116,563
Power Corporation of Canada, subordinate voting shares	3,688,606	113,757
Charles Schwab Corp.	1,329,200	112,264
St. James’s Place PLC[1]	5,811,900	108,253
China Pacific Insurance (Group) Co., Ltd., Class H1	38,113,200	106,084
AXA SA1	3,704,000	99,508
Blue Owl Capital, Inc., Class A5	7,686,870	96,086
Bajaj Finance, Ltd.[1]	888,200	83,085
National Bank of Canada	1,001,524	80,304
Marsh & McLennan Companies, Inc.	428,372	66,573
Aegon NV1	11,403,867	56,179
Sberbank of Russia PJSC (ADR)[1]	45,517,661	47,737
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Tryg A/S1	2,059,302	$46,756
Swedbank AB, Class A1	2,811,754	45,256
		18,208,143
Health care 11.18%
UnitedHealth Group, Inc.	3,872,879	1,842,987
Abbott Laboratories	15,147,380	1,827,077
Novartis AG1	8,869,474	774,483
Thermo Fisher Scientific, Inc.	1,353,353	736,224
Daiichi Sankyo Company, Ltd.[1]	27,802,300	678,033
Amgen, Inc.	2,921,208	661,595
Gilead Sciences, Inc.	9,536,814	576,024
Stryker Corp.	2,068,329	544,695
Eli Lilly and Company	2,000,834	500,109
Centene Corp.[2]	5,533,203	457,153
PerkinElmer, Inc.	2,405,684	432,085
Sanofi[1]	3,759,925	394,500
AstraZeneca PLC[1]	2,914,470	353,493
Pfizer, Inc.	7,493,832	351,761
Olympus Corp.[1]	12,619,700	256,195
Siemens Healthineers AG1	3,953,021	254,771
Medtronic PLC	2,307,307	242,244
Coloplast A/S, Class B1	1,314,100	198,140
Insulet Corp.[2]	568,828	150,563
Carl Zeiss Meditec AG, non-registered shares[1]	866,096	136,783
Zoetis, Inc., Class A	676,527	131,010
Guardant Health, Inc.[2]	1,949,538	129,196
Baxter International, Inc.	1,488,648	126,490
Intuitive Surgical, Inc.[2]	422,594	122,692
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	14,575,297	118,497
DexCom, Inc.[2]	273,308	113,125
Chugai Pharmaceutical Co., Ltd.[1]	3,383,200	112,134
Alcon, Inc.[1]	1,297,837	100,608
Cigna Corp.	387,994	92,257
Illumina, Inc.[2]	255,647	83,494
Merck KGaA[1]	399,905	79,614
Novo Nordisk A/S, Class B1	764,800	78,753
Vertex Pharmaceuticals, Inc.[2]	336,812	77,474
Edwards Lifesciences Corp.[2]	652,466	73,318
Rede D’Or Sao Luiz SA	4,710,600	46,633
GlaxoSmithKline PLC[1]	2,102,634	43,530
M3, Inc.[1]	940,000	35,151
CSL, Ltd.[1]	131,700	25,263
CVS Health Corp.	192,000	19,901
Molina Healthcare, Inc.[2]	61,900	18,995
Agilon Health, Inc.[2]	934,000	18,886
		13,015,936
Consumer discretionary 9.98%
LVMH Moët Hennessy-Louis Vuitton SE1	2,358,731	1,710,874
Amazon.com, Inc.[2]	427,693	1,313,556
Home Depot, Inc.	3,964,455	1,252,094
General Motors Company[2]	23,022,516	1,075,612
Stellantis NV1	27,957,806	501,042
Flutter Entertainment PLC[1,2]	3,450,763	494,732
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Rivian Automotive, Inc., Class A2,5	5,524,574	$373,240
Rivian Automotive, Inc., Class A1,2,6	584,766	35,556
Marriott International, Inc., Class A2	2,273,262	386,773
Midea Group Co., Ltd., Class A1	34,405,343	364,322
Sony Group Corp.[1]	3,521,000	360,495
Booking Holdings, Inc.[2]	157,655	342,466
Restaurant Brands International, Inc.	2,601,838	145,651
Restaurant Brands International, Inc. (CAD denominated)	2,490,700	139,420
Barratt Developments PLC[1]	33,335,132	270,534
Shimano, Inc.[1]	1,146,600	268,046
Cie. Financière Richemont SA, Class A1	1,597,086	214,336
MercadoLibre, Inc.[2]	186,152	209,728
Evolution AB1	1,358,926	154,595
Moncler SpA[1]	2,567,919	153,668
NIKE, Inc., Class B	1,050,751	143,480
Chipotle Mexican Grill, Inc.[2]	92,812	141,385
Astra International Tbk PT1	338,630,400	136,836
Sands China, Ltd.[1,2]	52,092,800	135,752
EssilorLuxottica[1]	737,825	126,971
Darden Restaurants, Inc.	822,805	119,488
Taylor Wimpey PLC[1]	54,383,574	108,622
Pan Pacific International Holdings Corp.[1]	5,371,500	87,799
Kindred Group PLC (SDR)[1]	7,714,973	85,303
Industria de Diseño Textil, SA1	2,982,616	78,443
Shenzhou International Group Holdings, Ltd.[1,2]	4,404,100	73,919
adidas AG1	296,819	70,549
Target Corp.	323,523	64,630
Wayfair, Inc., Class A2,5	454,009	63,956
Tesla, Inc.[2]	63,811	55,543
Prosus NV, Class N1	879,000	54,489
Kering SA1	76,396	53,602
Wynn Macau, Ltd.[1,2]	50,954,800	43,253
InterContinental Hotels Group PLC[1,2]	611,800	42,498
Meituan, Class B1,2	1,274,000	27,937
Naspers, Ltd., Class N1	216,949	27,619
Cazoo Group, Ltd., Class A7	6,276,447	22,156
Entain PLC[1,2]	959,300	21,421
Nokian Renkaat OYJ[1]	1,130,810	21,314
Dollar Tree Stores, Inc.[2]	149,000	21,170
Aptiv PLC[2]	96,147	12,445
Just Eat Takeaway[1,2]	207,425	8,397
Faurecia SA1,5	65,901	2,477
		11,618,194
Industrials 9.49%
General Electric Co.	13,720,058	1,310,403
Airbus SE, non-registered shares[1,2]	8,726,403	1,100,777
CSX Corp.	22,381,591	758,960
Lockheed Martin Corp.	1,487,846	645,428
Safran SA1	4,014,517	505,551
Raytheon Technologies Corp.	4,854,118	498,518
BAE Systems PLC[1]	49,045,513	471,775
Deere & Company	1,291,423	464,938
Carrier Global Corp.	10,078,397	452,318
LIXIL Corp.[1,7]	17,221,000	384,498
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
L3Harris Technologies, Inc.	1,140,220	$287,689
VINCI SA1	2,687,513	281,662
Melrose Industries PLC[1]	142,445,938	277,811
Compagnie de Saint-Gobain SA, non-registered shares[1]	4,299,982	264,381
Caterpillar, Inc.	1,369,132	256,822
TransDigm Group, Inc.[2]	356,193	237,435
RELX PLC[1]	7,164,922	218,970
Recruit Holdings Co., Ltd.[1]	4,976,900	210,010
Johnson Controls International PLC	3,198,628	207,783
ManpowerGroup, Inc.	1,738,240	184,740
Brenntag SE1	2,075,147	174,218
Bunzl PLC[1]	4,114,328	163,139
Schneider Electric SE1,2	997,944	156,032
Eiffage SA1	1,360,650	137,861
Ryanair Holdings PLC (ADR)[2]	1,171,001	116,760
Nidec Corp.[1]	1,255,000	108,379
Canadian Pacific Railway, Ltd.[2]	1,521,600	106,938
BayCurrent Consulting, Inc.[1]	267,600	106,305
SMC Corp.[1]	164,400	97,853
ASSA ABLOY AB, Class B1	3,568,155	94,227
Daikin Industries, Ltd.[1]	471,000	87,372
Rockwell Automation	303,985	81,036
Adecco Group AG1	1,721,592	80,817
ACS, Actividades de Construcción y Servicios, SA1,2	3,303,097	79,720
Ritchie Bros. Auctioneers, Inc.	1,499,645	78,597
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	24,299,997	77,859
AB Volvo, Class B1	3,296,099	63,185
Atlas Copco AB, Class B1	1,289,004	57,854
Wizz Air Holdings PLC[1,2]	1,204,990	53,882
Interpump Group SpA[1]	978,558	52,433
Otis Worldwide Corp.	230,372	18,045
Honeywell International, Inc.	94,759	17,980
International Consolidated Airlines Group SA (CDI)[1,2]	7,600,000	14,786
Lilium NV, Class A2,5	1,472,098	5,035
		11,050,782
Consumer staples 7.69%
Philip Morris International, Inc.	14,946,656	1,510,659
Nestlé SA1	7,470,674	975,350
Keurig Dr Pepper, Inc.	23,538,344	910,228
Ocado Group PLC[1,2,7]	43,556,314	801,364
British American Tobacco PLC[1]	15,371,136	674,151
British American Tobacco PLC (ADR)	524,863	23,220
Kweichow Moutai Co., Ltd., Class A1	1,807,868	514,112
Kroger Co.	10,189,000	476,845
Swedish Match AB1	55,343,600	404,250
Altria Group, Inc.	7,364,580	377,729
Bunge, Ltd.	2,956,915	309,145
Heineken NV1	2,919,597	295,589
Imperial Brands PLC[1]	11,379,874	250,101
Danone SA1	3,443,052	209,547
Constellation Brands, Inc., Class A	962,897	207,620
Treasury Wine Estates, Ltd.[1]	23,199,694	197,426
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	28,795,729	180,993
Arca Continental, SAB de CV	25,310,000	166,979
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
PepsiCo, Inc.	930,780	$152,406
Mondelez International, Inc.	1,793,678	117,450
ITC, Ltd.[1]	35,000,000	100,668
Ajinomoto Co., Inc.[1,5]	3,262,668	95,040
Seven & i Holdings Co., Ltd.[1,2]	65,000	3,170
		8,954,042
Materials 6.25%
Vale SA, ordinary nominative shares	98,095,209	1,757,134
Vale SA, ordinary nominative shares (ADR)	55,104,558	1,018,883
Rio Tinto PLC[1]	13,892,269	1,078,258
Fortescue Metals Group, Ltd.[1]	65,299,861	864,891
Freeport-McMoRan, Inc.	10,828,422	508,394
Linde PLC	1,176,278	344,932
BHP Group, Ltd. (CDI)[1]	8,102,591	272,923
Barrick Gold Corp. (CAD denominated)[5]	7,287,750	164,729
HeidelbergCement AG1	2,481,729	161,737
Dow, Inc.	2,404,602	141,775
Albemarle Corp.	659,175	129,126
BASF SE1	1,921,200	127,562
Akzo Nobel NV1	1,307,679	124,244
CRH PLC[1]	2,664,292	119,997
Shin-Etsu Chemical Co., Ltd.[1]	661,479	102,253
Amcor PLC (CDI)[1]	8,766,643	101,396
Koninklijke DSM NV1	363,942	67,722
Lynas Rare Earths, Ltd.[1,2]	8,472,752	64,466
Air Liquide SA, non-registered shares[1]	298,093	49,069
Evonik Industries AG1	1,514,875	45,679
Anglo American Platinum, Ltd.[1,2]	195,543	30,499
		7,275,669
Communication services 6.11%
Alphabet, Inc., Class C2	713,736	1,925,531
Alphabet, Inc., Class A2	351,055	948,249
Netflix, Inc.[2]	2,446,299	965,114
Comcast Corp., Class A	19,557,925	914,529
Meta Platforms, Inc., Class A2	2,605,301	549,797
SoftBank Corp.[1]	31,697,091	400,486
NetEase, Inc.[1]	20,381,375	392,388
Tencent Holdings, Ltd.[1]	3,958,467	215,139
Universal Music Group NV1	7,372,606	166,105
Sea, Ltd., Class A (ADR)[2]	828,087	120,570
Omnicom Group, Inc.	1,300,494	109,098
Bharti Airtel, Ltd.[1,2]	11,065,628	101,461
Bharti Airtel, Ltd., interim shares[1,2]	744,245	3,263
ITV PLC[1,2]	57,053,509	83,381
Yandex NV, Class A1,2,3	8,608,873	63,590
Singapore Telecommunications, Ltd.[1]	26,784,800	49,820
Bilibili, Inc., Class Z1,2	1,202,713	37,821
Bilibili, Inc., Class Z (ADR)[2,5]	249,933	7,900
Take-Two Interactive Software, Inc.[2]	168,000	27,216
SoftBank Group Corp.[1]	554,865	24,901
		7,106,359
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Energy 4.68%	Shares	Value (000)
Canadian Natural Resources, Ltd. (CAD denominated)	27,898,923	$1,558,598
EOG Resources, Inc.	6,235,135	716,542
Baker Hughes Co., Class A	15,854,959	465,819
TotalEnergies SE1	7,757,604	393,535
TC Energy Corp. (CAD denominated)	5,944,937	319,408
ConocoPhillips	2,893,868	274,512
BP PLC[1]	55,301,775	269,644
Reliance Industries, Ltd.[1]	8,496,000	266,123
Shell PLC (GBP denominated)[1]	8,877,600	235,504
Shell PLC (ADR)	14,358	752
Shell PLC (EUR denominated)[1]	15,439	409
Halliburton Company	5,373,550	180,175
Gazprom PJSC (ADR)[1]	67,909,829	177,179
Var Energi AS1,2	43,336,953	150,645
Suncor Energy, Inc.[5]	4,731,173	144,679
Tourmaline Oil Corp.	2,867,479	113,115
Lundin Energy AB1	2,621,931	97,077
Coterra Energy, Inc.	3,443,711	80,342
		5,444,058
Utilities 2.85%
National Grid PLC[1]	30,997,054	469,047
Engie SA1	23,232,471	368,749
Engie SA, bonus shares[1,2]	2,222,972	35,283
E.ON SE1	28,237,316	383,672
DTE Energy Company	2,999,798	364,745
China Resources Gas Group, Ltd.[1]	73,862,000	338,595
Iberdrola SA, non-registered shares[1,2]	28,767,283	324,627
Enel SpA[1]	27,563,242	203,976
Edison International	3,051,780	193,544
PG&E Corp.[2]	14,088,804	160,190
ENN Energy Holdings, Ltd.[1]	8,253,000	119,769
Power Grid Corporation of India, Ltd.[1]	38,815,158	107,750
Endesa, SA1	4,097,241	90,315
NextEra Energy, Inc.	1,023,251	80,090
AES Corp.	2,671,392	56,714
China Gas Holdings, Ltd.[1]	10,991,400	17,365
		3,314,431
Real estate 1.63%
Longfor Group Holdings, Ltd.[1]	88,987,000	476,004
Crown Castle International Corp. REIT	2,849,197	474,648
VICI Properties, Inc. REIT[5]	8,805,915	246,213
American Tower Corp. REIT	722,883	164,001
Country Garden Services Holdings Co., Ltd.[1]	26,376,000	157,633
Boston Properties, Inc. REIT	1,064,748	130,229
China Resources Mixc Lifestyle Services, Ltd.[1]	18,653,088	95,955
Equinix, Inc. REIT	122,423	86,887
Sun Hung Kai Properties, Ltd.[1]	2,963,211	34,469
Iron Mountain, Inc. REIT	654,019	32,165
		1,898,204
Total common stocks (cost: $73,762,931,000)		109,423,905
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Preferred securities 0.57% Consumer discretionary 0.47%	Shares	Value (000)
Volkswagen AG, nonvoting preferred shares[1]	2,725,295	$543,959
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,007,787	55,506
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3,4]	82,866	3,342
		58,848
Health care 0.04%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,843,704	47,839
Financials 0.01%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]	3,417,000	9,055
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2,5]	3,518,000	8,408
		17,463
Total preferred securities (cost: $694,317,000)		668,109
Convertible stocks 0.13% Information technology 0.13%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	82,556	150,672
Total convertible stocks (cost: $82,556,000)		150,672
Convertible bonds & notes 0.12% Communication services 0.12%	Principal amount (000)
Sea, Ltd., convertible notes, 2.375% 2025	$ 81,376	147,128
Total convertible bonds & notes (cost: $113,749,000)		147,128
Bonds, notes & other debt instruments 0.27% Corporate bonds, notes & loans 0.23% Health care 0.12%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,907	87,562
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	54,492
		142,054
Consumer discretionary 0.04%
General Motors Company 5.40% 2023	15,446	16,236
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]	26,140	28,907
		45,143
Energy 0.04%
ONEOK, Inc. 2.20% 2025	2,141	2,123
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]	36,500	37,595
		39,718
Financials 0.03%
Lloyds Banking Group PLC 3.369% 2046[9]	42,024	37,117
Total corporate bonds, notes & loans		264,032
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.04%	Principal amount (000)	Value (000)
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	$49,695
Total bonds, notes & other debt instruments (cost: $311,509,000)		313,727
Short-term securities 5.08% Money market investments 4.80%	Shares
Capital Group Central Cash Fund 0.15%[7,10]	55,850,804	5,585,080
Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 0.15%[7,10,11]	1,102,201	110,220
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,11]	61,771,512	61,772
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[10,11]	55,000,000	55,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[10,11]	42,100,000	42,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[10,11]	16,200,000	16,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[10,11]	16,200,000	16,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[10,11]	12,900,000	12,900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[10,11]	9,700,000	9,700
		324,092
Total short-term securities (cost: $5,909,163,000)		5,909,172
Total investment securities 100.17% (cost: $80,874,225,000)		116,612,713
Other assets less liabilities (0.17)%		(198,293)
Net assets 100.00%		$116,414,420
Investments in affiliates7

	Value of affiliates at 12/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 2/28/2022 (000)	Dividend income (000)
Common stocks 1.04%
Consumer discretionary 0.02%
Cazoo Group, Ltd., Class A	$—	$39,071	$—	$—	$(16,915)	$22,156	$39,071
Industrials 0.33%
LIXIL Corp.[1]	422,679	—	105	38	(38,114)	384,498	—
Consumer staples 0.69%
Ocado Group PLC[1,2]	1,039,003	—	223	189	(237,605)	801,364	—
Total common stocks						1,208,018
Short-term securities 4.89%
Money market investments 4.80%
Capital Group Central Cash Fund 0.15%[10]	1,381,660	6,423,791	2,220,382	53	(42)	5,585,080	1,015
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 0.15%[10,11]	58,307	51,913[12]				110,220	—[13]
Total short-term securities						5,695,300
Total 5.93%				$280	$(292,676)	$6,903,318	$40,086
Capital World Growth and Income Fund — Page 9 of 12

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $48,196,120,000, which represented 41.40% of the net assets of the fund. This amount includes $48,050,586,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	All or a portion of this security was on loan. The total value of all such securities was $448,756,000, which represented .39% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $64,463,000, which represented .06% of the net assets of the fund.
[7]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Step bond; coupon rate may change at a later date.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Rate represents the seven-day yield at 2/28/2022.
[11]	Security purchased with cash collateral from securities on loan.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B	5/6/2021	$7,726	$7,763.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	3,325	3,342.00
Total private placement securities		$ 11,051	$ 11,105.01%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital World Growth and Income Fund — Page 10 of 12

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
Capital World Growth and Income Fund — Page 11 of 12

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$11,590,633	$9,939,691	$7,763	$21,538,087
Financials	9,452,469	8,755,674	—	18,208,143
Health care	9,494,485	3,521,451	—	13,015,936
Consumer discretionary	5,882,793	5,735,401	—	11,618,194
Industrials	5,729,425	5,321,357	—	11,050,782
Consumer staples	4,252,281	4,701,761	—	8,954,042
Materials	4,064,973	3,210,696	—	7,275,669
Communication services	5,568,004	1,474,765	63,590	7,106,359
Energy	3,853,942	1,590,116	—	5,444,058
Utilities	855,283	2,459,148	—	3,314,431
Real estate	1,134,143	764,061	—	1,898,204
Preferred securities	17,463	647,304	3,342	668,109
Convertible stocks	150,672	—	—	150,672
Convertible bonds & notes	—	147,128	—	147,128
Bonds, notes & other debt instruments	—	313,727	—	313,727
Short-term securities	5,909,172	—	—	5,909,172
Total	$67,955,738	$48,582,280	$74,695	$116,612,713
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
SDR = Swedish Depositary Receipts
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-033-0422O-S85356	Capital World Growth and Income Fund — Page 12 of 12